EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2025
Earnings per share (Note 9):
EARNINGS PER SHARE

9. EARNINGS PER SHARE

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the for the three-month periods ended March 31, 2025, and March 31, 2024, respectively.

Date	Transaction Detail	Change in Shares	Three-month period ended March 31, 2025, Weighted Average Ordinary Shares Outstanding
January 1, 2025	Beginning Balance		96,045,856
January 6, 2025	Settlement of liability-classified share-based compensation	61,353	57,263
February 17, 2025	Equity-classified Restricted Stock Issuance	666	311
February 27, 2025	Equity-classified Restricted Stock Issuance	1,000	356
March 17, 2025	Equity-classified Restricted Stock Issuance	12,430	1,934
March 18, 2025	Equity-classified Restricted Stock Issuance	231,661	33,461
March 31, 2025	Ending Balance		96,139,181

Date	Transaction Detail	Change in Shares	Three-month period ended March 31, 2024, Weighted Average Ordinary Shares Outstanding
January 1, 2024	Beginning Balance		94,996,397
January 9, 2024	Equity-classified Restricted Stock Issuance	333	300
March 17, 2024	Equity-classified Restricted Stock Issuance	12,751	1,962
March 18, 2024	Equity-classified Restricted Stock Issuance	242,455	34,636
March 19, 2024	Equity-classified Restricted Stock Issuance	235,741	31,087
March 31, 2024	Ending Balance		95,064,382

The following tables provide the computation of basic and diluted earnings per share (“EPS”) for the for the three-month periods ended March 31, 2025, and March 31, 2024, respectively.

	For the three-month period ended
	March 31, 2025			March 31, 2024
	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$10,391	96,139,181	$0.11	$9,982	95,064,382	$0.11
Restricted stock units	-	571,303	(0.00)	-	359,468	(0.01)
Antidilution sequencing - subtotal	10,391	96,710,484	0.11	9,982	95,423,850	0.10
35,540,380 warrants @ $5.75 per half share	-	-	-	-	-	-
Diluted EPS - ordinary shares	$10,391	96,710,484	$0.11	$9,982	95,423,850	$0.10

For the three-month periods ended March 31, 2025, and March 31, 2024, potentially dilutive warrants had no impact on the determination of dilutive earnings per share as these potential ordinary shares were antidilutive.